LEASE OBLIGATION (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021
Total minimum payments	$ 47,116
Present value of minimum lease payments	220,164
Capital lease obligation, current	38,923	$ 38,347
Capital lease obligation, noncurrent	142,446	$ 152,397
Operating Lease [Member]
2022	47,116
2023	0
2024	0
2025	0
2026	0
Total minimum payments	47,116
Capital Lease Obligations [Member]
2022	36,464
2023	48,619
2024	48,619
2025	43,917
2026	28,006
Total minimum payments	205,625
Present value of minimum lease payments	181,369
Capital lease obligation, current	38,923
Capital lease obligation, noncurrent	$ 142,446